UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           VALENZUELA CAPITAL PARTNERS, LLC
Address:        1270 Avenue of the Americas, Suite 508
		New York, NY 10020


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T. Perlstadt
Title:  Director Client Administration
Phone:  (212) 332-8590

Signature, Place, and Date of Signing:

             Fred T. Perlstadt      New York, NY        10/29/2001


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           72

Form 13F Information Table Value Total: $         977,540



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alabama Nat'l BanCorp          com              010317105      458    13865 SH       SOLE                     3965              9900
Alliant Techsystems            com              018804104     1718    20065 SH       SOLE                     3940             16125
Amerada Hess Corp              com              023551104    21526   338988 SH       SOLE                   282199             56789
AmerisourceBergen              com              03073E105    20059   282719 SH       SOLE                   235847             46872
AnnTaylor Stores Corp          com              036115103     1041    47500 SH       SOLE                     8150             39350
Apple Computer Inc             com              037833100    18932  1220651 SH       SOLE                  1026474            194177
Apria Healthcare Group         com              037933108    32990  1273761 SH       SOLE                  1027402            246359
Area Bancshares                com              039872106      658    38696 SH       SOLE                     8591             30105
Arrow Electronics Inc          com              042735100    18364   880366 SH       SOLE                   735844            144522
Cabot Oil & Gas Corp           com              127097103      820    41087 SH       SOLE                     6887             34200
Cardinal Health Inc            com              14149Y108    26097   352896 SH       SOLE                   294778             58118
Children's Place               com              168905107      808    45066 SH       SOLE                     8266             36800
Countrywide Credit Ind         com              222372104    14888   338895 SH       SOLE                   266095             72800
Delphi Financial Group         com              247131105     1257    37188 SH       SOLE                     6748             30440
Delta & Pine Land Co           com              247357106      641    37745 SH       SOLE                     9205             28540
Dime Bancorp Inc               com              25429Q102    35459   901800 SH       SOLE                   749419            152381
Dime Corp Warrant              com              25429Q110      256  1024228 SH       SOLE                   823174            201054
Doral Financial                com              25811P100    32527   838327 SH       SOLE                   670978            167349
EChapman.com Inc               com              26830Q103     1237   600306 SH       SOLE                                     600306
EMCOR Group Inc                com              29084Q100      936    29341 SH       SOLE                     5341             24000
Engelhard Corp                 com              292845104    18937   819779 SH       SOLE                   694862            124917
Everest Re Group Ltd           com              G3223R108    10593   163729 SH       SOLE                   137129             26600
Exelon Corp                    com              30161N101    22007   493439 SH       SOLE                   408685             84754
First American Corp            com              318522307     1025    50610 SH       SOLE                     9130             41480
FirstFed Financial Corp        com              337907109     1133    43561 SH       SOLE                     7761             35800
Fleming Companies              com              339130106    24089   816574 SH       SOLE                   647621            168953
Forward Air Corp               com              349853101     1503    63835 SH       SOLE                    12710             51125
Franklin Resources Inc         com              354613101    19352   558178 SH       SOLE                   466563             91615
General Dynamics Corp          com              369550108    21784   246644 SH       SOLE                   209669             36975
Genesee & Wyoming A            com              371559105     1605    71343 SH       SOLE                    14748             56595
Georgia-Pacific Group          com              373298108    19521   678057 SH       SOLE                   567398            110659
Greenpoint Fin Corp            com              395384100    27233   775863 SH       SOLE                   647906            127957
Heller Financial Inc           com              423328103    30213   572537 SH       SOLE                   487853             84684
Henry Schein Inc               com              806407102    26398   683875 SH       SOLE                   547796            136079
Hovnanian Enterprises          com              442487203     1124    97526 SH       SOLE                    16166             81360
Jefferies Group Inc            com              472319102     1205    36528 SH       SOLE                     6283             30245
KEMET Corp                     com              488360108     1331    80874 SH       SOLE                    13699             67175
Leggett & Platt Inc            com              524660107    25213  1292966 SH       SOLE                  1077629            215337
Lehman Brothers                com              524908100    22956   403807 SH       SOLE                   338461             65346
Linear Technology Corp         com              535678106    13632   415617 SH       SOLE                   345257             70360
Longs Drug Stores              com              543162101     1154    42416 SH       SOLE                     7606             34810
MBNA Corporation               com              55262L100    20728   684310 SH       SOLE                   572700            111610
MasTec Inc                     com              576323109      611   119773 SH       SOLE                    20873             98900
Nat'l Commerce Fin             com              63545P104    36434  1395932 SH       SOLE                  1166233            229699
Norfolk Southern Corp          com              655844108    19735  1224264 SH       SOLE                  1030465            193799
Northern Trust Corp            com              665859104    20451   389685 SH       SOLE                   325047             64638
Ocean Energy Inc               com              67481E106    22559  1383977 SH       SOLE                  1108126            275851
Oregon Steel Mills             com              686079104      679   127000 SH       SOLE                    16310            110690
Owens & Minor Inc              com              690732102     1623    79939 SH       SOLE                    14749             65190
PNC Fin Svcs Group             com              693475105    24662   430779 SH       SOLE                   363586             67193
PPL Corp                       com              69351T106    20089   616214 SH       SOLE                   511106            105108
Perrigo Co                     com              714290103     1503    99179 SH       SOLE                    18069             81110
Praxair Inc                    com              74005P104    22769   542115 SH       SOLE                   456018             86097
Pub Svc New Mexico             com              744499104      743    29470 SH       SOLE                     7025             22445
Reebok Int'l Ltd               com              758110100     1250    60382 SH       SOLE                     9637             50745
Ruby Tuesday Inc               com              781182100     1044    66498 SH       SOLE                    12888             53610
Sanmina Corp                   com              800907107    19037  1401851 SH       SOLE                  1174080            227771
Scholastic Corp                com              807066105     1609    36983 SH       SOLE                     6703             30280
SouthTrust Corporation         com              844730101    28008  1099632 SH       SOLE                   917705            181927
Stanley Works (The)            com              854616109    21306   582931 SH       SOLE                   489842             93089
Staten Island Bancorp          com              857550107     1177    47761 SH       SOLE                     9616             38145
Supervalu Inc                  com              868536103    32670  1614949 SH       SOLE                  1298351            316598
TJX Companies Inc              com              872540109    21179   643753 SH       SOLE                   541954            101799
Take-Two Interactive Software  com              874054109      840   118742 SH       SOLE                    21972             96770
Tenet Healthcare Corp          com              88033G100    30078   504247 SH       SOLE                   424669             79578
UTI Worldwide Inc              com              G87210103     1456    97057 SH       SOLE                    17692             79365
Universal Corp                 com              913456109     1206    36154 SH       SOLE                     6304             29850
UnumProvident Corp             com              91529Y106    30180  1195245 SH       SOLE                  1001022            194223
Vishay Intertechnology         com              928298108    22395  1217134 SH       SOLE                  1013761            203373
Wabtec Corporation             com              929740108     1052    96553 SH       SOLE                    14553             82000
Whirlpool Corp                 com              963320106    22448   405562 SH       SOLE                   343789             61773
Zions Bancorporation           com              989701107    25341   472254 SH       SOLE                   394082             78172